Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	ABRI SPAC I, INC.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001854583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE